WBD-STATSUP-2

Statutory Prospectus Supplement dated June 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco World Bond Fund

The following information is added under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.”

The following information is added under the heading “Fund Summary – Principal Risks of Investing in the Fund”:

“Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.”

The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.”

The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks”:

“Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Fund more than would occur in a diversified fund.”

WBD-STATSUP-2

AIF-STATSUP-5

Statutory Prospectus Supplement dated June 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Global Infrastructure Fund

Invesco Greater China Fund Invesco Macro Allocation Strategy Fund Invesco MLP Fund Invesco Multi-Asset Income Fund Invesco Pacific Growth Fund Invesco Select Companies Fund Invesco World Bond Fund

The following information is added under the heading “Fund Summaries – Invesco World Bond Fund – Principal Investment Strategies of the Fund”:

“The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.”

The following information is added under the heading “Fund Summaries – Invesco World Bond Fund – Principal Risks of Investing in the Fund”:

“Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.”

The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco World Bond Fund – Objective(s) and Strategies”:

“The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.”

The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco World Bond Fund – Risks”:

“Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Fund more than would occur in a diversified fund.”

AIF-STATSUP-5

AIF-SOAI SUP-6

Statement of Additional Information Supplement dated June 7, 2017

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund	Invesco Global Targeted Returns Fund
Invesco Balanced-Risk Allocation Fund	Invesco Greater China Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Long/Short Equity Fund
Invesco Developing Markets Fund	Invesco Low Volatility Emerging Markets Fund
Invesco Emerging Markets Equity Fund	Invesco Macro Allocation Strategy Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco MLP Fund
Invesco Endeavor Fund	Invesco Multi-Asset Income Fund
Invesco Global Health Care Fund	Invesco Select Companies Fund
Invesco Global Infrastructure Fund	Invesco World Bond Fund
Invesco Global Market Neutral Fund

1.	The following information replaces in its entirety the first paragraph under the heading “Description of the Funds and their Investments and Risks – Classification” in the Statement of Additional Information.

The Trust is an open-end management investment company. The following Funds are “diversified” for purposes of the 1940 Act: Invesco All Cap Market Neutral Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Greater China Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Equity Fund, Invesco Endeavor Fund, Invesco Global Health Care Fund, Invesco Global Market Neutral Fund, Invesco Global Targeted Returns Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility Emerging Markets Fund, Invesco Multi-Asset Income Fund and Invesco Select Companies Fund. Invesco Emerging Markets Flexible Bond Fund, Invesco Global Infrastructure Fund, Invesco Macro Allocation Strategy Fund, Invesco MLP Fund and Invesco World Bond Fund are “non-diversified” for purposes of the 1940 Act, which means these Funds can invest a greater percentage of their assets in a small number of issuers or any one issuer than a diversified fund can.

2.	The following information replaces the first sentence of fundamental restriction number (1) under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Fundamental Restrictions” in the Statement of Additional Information.

(1) The Fund (except for Invesco Emerging Markets Flexible Bond Fund, Invesco Global Infrastructure Fund, Invesco Macro Allocation Strategy Fund, Invesco MLP Fund and Invesco World Bond Fund) is a “diversified company” as defined in the 1940 Act.

3.	The following information replaces the first paragraph of non-fundamental restriction number (1) under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Non-Fundamental Restrictions” in the Statement of Additional Information.

(1) In complying with the fundamental restriction regarding issuer diversification, the Fund, (except for Invesco Emerging Markets Flexible Bond Fund, Invesco Global Infrastructure Fund, Invesco Macro Allocation Strategy Fund, Invesco MLP Fund and Invesco World Bond Fund) will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.

AIF-SOAI-SUP-6